Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs
Wages and salaries	€ 2,193	€ 2,417	€ 2,409
Social security contributions	458	449	448
Cost related to employee benefit plans	102	85	220
Other costs	239	213	170
Payroll and related costs gross	2,992	3,164	3,247
Capitalized direct costs associated with self-constructed assets - tangible assets	(118)	(152)	(142)
Capitalized direct costs associated with self-constructed assets - intangible assets	(11)	(16)	(12)
Payroll and related costs	€ 2,863	€ 2,996	€ 3,093